  As filed with the Securities and Exchange Commission on December 15,  1997
                                                           File No. 33-30950
                                                           File No. 811-5900
-----------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM N-1A
                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933               [_]
                       POST-EFFECTIVE AMENDMENT NO.  27          [X]
                                      and
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940           [_]
                               AMENDMENT NO. 24                  [X]
                             THE EXPEDITION FUNDS
              (Exact name of registrant as specified in charter)

                              c/o CT Corporation
                                2 Oliver Street
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code (800) 342-5734

                                 David G. Lee
                          c/o SEI Investments Company
                           Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                    Copies to:
Richard W. Grant, Esq.                             John H. Grady, Jr., Esq.
Morgan, Lewis & Bockius LLP                        Morgan, Lewis & Bockius LLP
2000 One Logan Square                              1800 M Street, NW
Philadelphia, PA  19103                            Washington, D.C. 20036

   It is proposed that this filing become effective (check appropriate box)

          /X/      immediately upon filing pursuant to paragraph (b)
          /  /     on [date] 1997 pursuant to paragraph (b)
          /  /     60 days after filing pursuant to paragraph (b)
          /  /     75 days after filing pursuant to paragraph (a)
          /  /     on [date] pursuant to paragraph (a) of Rule 485.

                             THE EXPEDITION FUNDS

                             CROSS REFERENCE SHEET


N-1A Item No.                                         Location
-------------                                         --------

PART A:  The Expedition Equity Fund and
------   The Expedition Bond Fund

   Item 1.  Cover Page                          Cover Page
   Item 2.  Synopsis                            Summary of Fund
                                                Expenses
   Item 3.  Condensed Financial Information     Financial Highlights
   Item 4.  General Description of Registrant   General Information;
                                                Investment Information --
                                                Investment Objectives,
                                                Investment Policies, General
                                                Investment Policies,
                                                Investment Limitations

   Item 5.  Management of the Fund              Management of the Fund--
                                                Fund Information
                                                Board of Trustees,
                                                Investment Adviser,
                                                Advisory Fees,
                                                Adviser's Background;
                                                Distribution of Funds
                                                Shares--
                                                Distribution Plan;
                                                Shareholder Servicing
                                                Arrangements
   Item 5A. Management's Discussion of **
            Fund Performance
   Item 6.  Capital Stock and Other             General Information;
            Securities                          Shareholder Information--
                                                Voting Rights

   Item 7.  Purchase of Securities Being                Investing in Shares --
            Offered                                     Share Purchases,
                                                        What Shares Cost,
                                                        Shareholder
   Item 8.  Redemption or Repurchase                    Exchange Privilege;
                                                        Redeeming Shares,
                                                        Systematic Withdrawal;
                                                        Accounts with Low
                                                        Balances
   Item 9.  Pending Legal Proceedings                   *


PART B:  All Portfolios

   Item 10. Cover Page                                  Cover Page
   Item 11. Table of Contents                           Table of Contents
   Item 12. General Information and History             General Information
                                                        about the Fund
   Item 13. Investment Objectives and                   Investment Policies
            Policies                                    --U.S.
   Item 14. Management of the Registrant                The Expedition Fund's
                                                        Management
   Item 15. Control Persons and Principal               Fund Ownership
            Holders of Securities
   Item 16. Investment Advisory and Other               Investment Advisory
            Services                                    Services; Other Services
   Item 17. Brokerage Allocation                        Brokerage Transactions
   Item 18. Capital Stock and Other                     Purchasing Shares;
            Securities                                  Massachusetts
                                                        Partnership Law
   Item 19. Purchase, Redemption, and                   Purchase Shares;
            Pricing of Securities Being Offered         Redeeming Shares --
                                                        Redemption in Kind
                                                        Determining Net Asset
                                                        Value

    Item 20. Tax Status                               Tax Status
    Item 21. Underwriters                             Other Services--
                                                      Distributors
    Item 22. Calculation of Performance Data          Total Return; Yield
                                                      Performance Comparisons
    Item 23. Financial Statements                     Financial Statements


PART C Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

__________________
*  Not Applicable
** Information required by Item 5A will be contained in the Annual Report for the fiscal year ending October 31, 1997.

The Prospectuses and Statement of Additional Information for the Expedition Money Market Fund (Institutional & Investment Service Shares), included as part of Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 33-30950), as filed with the Securities and Exchange Commission on June 4, 1997 pursuant to Rule 485(b) under the Securities Act of 1933, remain in effect as of the date of the filing of this Post-Effective Amendment.

                              The Expedition Funds

                           The Expedition Equity Fund
                            The Expedition Bond Fund

    Supplement dated December 15, 1997 to the Prospectus dated June 9, 1997

     The Prospectus dated June 9, 1997 relating to The Expedition Equity Fund and the Expedition Bond Fund is hereby amended and supplemented by the addition of the following unaudited financial information for the periods ended October 31, 1997.

Financial Highlights

The following provides unaudited financial highlights for the Institutional Shares of The Expedition Equity Fund for the period June 16, 1997 through October 31,1997.

For a Share Outstanding Throughout the Period.

                                                                                          Institutional Shares
                                                                                   ------------------------------
                                                                                       06/16/97 to 10/31/97 /(1)/
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                          $  10.00
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                                             0.02
-----------------------------------------------------------------------------------------------------------------
Realized and unrealized gains (or losses) on investments                                          0.25
-----------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                         (0.02)
-----------------------------------------------------------------------------------------------------------------
Distribution from capital gains                                                                  (0.86)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $   9.39
-----------------------------------------------------------------------------------------------------------------
Total return                                                                                      2.96%
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                                                               $237,567
-----------------------------------------------------------------------------------------------------------------
Ratios of expenses to average net assets (excluding waivers)                                    1.09%*
-----------------------------------------------------------------------------------------------------------------
Ratio of Net investment income to average net assets                                            0.53%*
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (excluding waivers)                                     1.09%*
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (excluding waivers)                        0.53%*
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                          64.68%
-----------------------------------------------------------------------------------------------------------------
Average commission rate                                                                       $ 0.0519
-----------------------------------------------------------------------------------------------------------------

 *  Annualized
(1) Commenced operations on June 16, 1997.

Financial Highlights

The following provides unaudited financial highlights for the Institutional Shares of The Expedition Bond Fund for the period June 9, 1997 through October 31, 1997, and for the Investment Shares of the Expedition Bond Fund for the period November 1, 1996 through October 31, 1997.

For a Share Outstanding Throughout the Period.

                                                                     -------------------------------------------------
                                                                         Institutional Shares       Investment Shares
                                                                     -------------------------------------------------
                                                                       6/09/97 to 10/31/97/(1)/   11/01/96 to 10/31/97
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $   9.69                $  9.77
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                              0.19                   0.53
----------------------------------------------------------------------------------------------------------------------
Realized and unrealized gains (or losses) on investments                           0.16                   0.08
----------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                          (0.19)                 (0.53)
----------------------------------------------------------------------------------------------------------------------
Distribution from capital gains                                                      --                     --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $   9.85                $  9.85
----------------------------------------------------------------------------------------------------------------------
Total return                                                                       3.49%                  6.41%
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                                                $101,224                 23,630
----------------------------------------------------------------------------------------------------------------------
Ratios of expenses to average net assets (excluding                              1.10%*                   1.13%
 waivers)
----------------------------------------------------------------------------------------------------------------------
Ratio of Net investment income to average net assets                             5.05%*                   5.46%
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (excluding waivers)                      1.11%*                   1.56%
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                             5.04%*                   5.03%
 (excluding waivers)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                           69.09%                 69.09%
----------------------------------------------------------------------------------------------------------------------
Average commission rate                                                              --                     --
----------------------------------------------------------------------------------------------------------------------

*   Annualized
(1) Commenced operations on June 9, 1997.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              THE EXPEDITION FUNDS

                           THE EXPEDITION EQUITY FUND
                            THE EXPEDITION BOND FUND

 Supplement Dated December 15, 1997 to the Statement of Additional Information
              Dated December 31, 1996 as Supplemented June 9, 1997

The STATEMENT OF ADDITIONAL INFORMATION for the Expedition Equity Fund and the Expedition Bond Fund is hereby amended and supplemented by the following unaudited financial statements for the Institutional Shares of The Expedition Equity Fund and the Expedition Bond Fund for the periods June 16, 1997 and June 9, 1997, respectively, through October 31, 1997, and for the Investment Shares of The Expedition Bond Fund for the period November 1, 1996 through October 31, 1997.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Statement of Net Assets
The Expedition Bond Fund

-------------------------------------------------------------------
                                                Face Amt.     Value
Description                                       (000)       (000)
-------------------------------------------------------------------
Asset Backed Securities - 9.8%
     AT&T Universal Card Master Trust,
       Ser 1995-2, Cl A,
       Callable 10/17/00 @ 100
       5.950%, 10/17/02                         $4,500       $4,504
     MBNA Master Trust,
       Ser 1995-F, Cl A,
       Callable 08/15/00 @ 100
       6.600%, 01/15/03                          2,300        2,340
     Premier Auto Trust, Ser 1993-6, Cl A2
       4.650%, 11/02/99                            355          352
     Proffitts Credit Card Master Trust,
       Ser 1997-2, Cl A,
       Callable 08/15/02 @ 100
       6.500%, 12/15/05                          4,000        4,037
     Signet Credit Card Master Trust,
       Ser 1993-1, Cl A,
       Callable 10/15/98 @ 100
       5.200%, 02/15/02                          1,000          996
-------------------------------------------------------------------
   Total Asset Backed Securities
      (Cost $12,133)                                         12,229
-------------------------------------------------------------------
Corporate Bonds - 21.1%
   Banks - 1.8%
     First Bank Systems
       6.375%, 03/15/01                            750          757
     Morgan Guaranty Trust
       5.750%, 10/08/99                          1,500        1,496
-------------------------------------------------------------------
   Total Banks                                                2,253
-------------------------------------------------------------------
   Consumer Non-Durable - 3.5%
     Archer Daniels Midland
       6.250%, 05/15/03                          1,500        1,506
     Campbell Soup,
       Callable 09/15/00 @ 100
       5.625%, 09/15/03                          1,875        1,823
     Coca Cola Enterprises
       6.375%, 08/01/01                          1,000        1,011
-------------------------------------------------------------------
   Total Consumer Non-Durable                                 4,340
-------------------------------------------------------------------
   Diversified Finance - 8.7%
     American General Finance Senior Notes
       7.250%, 04/15/00                          1,500        1,541
     Associates Corporation of North America
       7.470%, 03/30/00                            500          516
     Beneficial Finance
       7.750%, 11/08/02                            500          533
     Caterpillar Finance Services
       6.490%, 10/15/99                          1,000        1,009


-------------------------------------------------------------------
                                                Face Amt.     Value
Description                                       (000)       (000)
-------------------------------------------------------------------
    Diversified Finance - continued
     Ford Motor Credit
       6.500%, 02/28/02                         $3,500       $3,539
     Lehman Brothers Holdings
       6.500%, 10/01/02                          1,000        1,005
     Merrill Lynch
       6.510%, 03/19/01                            500          507
     Norwest Financial
       6.125%, 08/01/03                          2,250        2,233
-------------------------------------------------------------------
   Total Diversified Finance                                 10,883
-------------------------------------------------------------------
   Leasing & Renting - 0.8%
     International Lease Finance
       6.250%, 10/15/00                          1,005        1,009
-------------------------------------------------------------------
   Total Leasing & Renting                                    1,009
-------------------------------------------------------------------
   Petroleum Refining - 0.6%
     Shell Oil
       6.625%, 07/01/99                            700          709
-------------------------------------------------------------------
   Total Petroleum Refining                                     709
-------------------------------------------------------------------
   Retail - 5.1%
     Dillard Department Stores
       7.150%, 09/01/02                          2,025        2,103
     Wal-Mart Stores
       6.500%, 06/01/03                          1,520        1,547
       7.500%, 05/15/04                          2,500        2,672
-------------------------------------------------------------------
   Total Retail                                               6,322
-------------------------------------------------------------------
   Telephones & Telecommunication - 0.6%
     AT&T, Callable 12/09/97 @ 100
       5.125%, 04/01/01                            800          778
-------------------------------------------------------------------
   Total Telephones & Telecommunication                         778
-------------------------------------------------------------------
   Total Corporate Bonds
      (Cost $25,842)                                         26,294
-------------------------------------------------------------------
U.S. Government Agency Obligations - 4.9%
     FHLMC Note
       6.800%, 3/19/07                           1,000        1,054
     FNMA Notes
       6.670%, 08/01/01                          1,000        1,026
       6.350%, 11/23/01,
         Callable 11/23/99 @ 100                 2,000        2,014
       6.220%, 03/13/06                          1,000        1,010
       6.620%, 06/25/07                          1,000        1,041
-------------------------------------------------------------------
   Total U.S. Government Agency Obligations
      (Cost $5,943)                                           6,145
-------------------------------------------------------------------

The accompanying notes are an intergal part of the financial statements.

Statement of Net Assets
The Expedition Bond Fund

-------------------------------------------------------------------
                                                Face Amt.     Value
Description                                       (000)       (000)
-------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed
   Obligations - 14.6%
     FHLMC, Ser 1437, Cl H
       7.000%, 12/15/02                         $1,205       $1,224
     FHLMC, Ser 1317, Cl H
       7.000%, 01/15/07                          1,000        1,018
     FHLMC, Ser 1668, Cl B
       6.500%, 11/15/10                            896          897
     FHLMC, Gold Pool #E00413
       6.500%, 01/01/11                          3,454        3,455
     FHLMC, Gold Pool #E00475
       7.500%, 02/01/12                          1,853        1,904
     FHLMC, Gold Pool #E00485
       7.000%, 05/01/12                          2,916        2,959
     FHLMC, Ser 59, Cl D
       9.700%, 01/15/16                             98           98
     FNMA, Ser 1991-4, Cl E
       8.250%, 09/25/05                            444          453
     FNMA, Pool #369212
       6.500%, 11/01/08                          1,355        1,354
     FNMA, Pool #190665
       7.000%, 03/01/09                          2,442        2,475
     FNMA, Ser 1990-38, Cl G
       9.100%, 07/25/18                            340          340
     FNMA, Ser 1990-53, Cl G
       8.000%, 12/25/18                            137          137
     FNMA, Ser 1991-31, Cl L
       6.500%, 05/25/20                          1,838        1,844
-------------------------------------------------------------------
   Total U.S. Government Agency
      Mortgage-Backed Obligations
      (Cost $18,068)                                         18,158
-------------------------------------------------------------------
U.S. Treasury Obligations - 47.7%
     U.S. Treasury Bond
       6.000%, 08/15/99                          1,250        1,257
     U.S. Treasury Notes
       5.750%, 12/31/98                          2,500        2,504
       6.750%, 05/31/99                          2,000        2,033
       7.750%, 01/31/00                          4,300        4,484
       6.375%, 05/15/00                          4,565        4,638
       6.250%, 08/31/00                          4,500        4,561
       6.125%, 09/30/00                          1,500        1,516
       5.625%, 11/30/00                          4,000        3,986
       6.250%, 04/30/01                          3,500        3,555
       6.625%, 06/30/01                          3,000        3,083
       7.500%, 11/15/01                          4,500        4,776
       6.250%, 01/31/02                          2,000        2,035
       7.500%, 05/15/02                          4,500        4,808
       6.375%, 08/15/02                          3,250        3,331
       6.250%, 02/15/03                          3,000        3,060
       5.750%, 08/15/03                          1,500        1,494


-------------------------------------------------------------------
                                                Face Amt.     Value
Description                                       (000)       (000)
-------------------------------------------------------------------
U.S. Treasury Obligations-continued
       7.250%, 08/15/04                          3,000        3,234
       6.500%, 08/15/05                         $3,000       $3,111
       6.875%, 05/15/06                          1,000        1,063
       6.500%, 10/15/06                          1,000        1,039

   Total U.S. Treasury Obligations
      (Cost $58,863)                                         59,568
-------------------------------------------------------------------
Repurchase Agreement - 0.9%
     Merrill Lynch
       5.600%, dated 10/31/97,
       matures 11/03/97, repurchase
       price: $1,159,541 (collateralized
       by U.S. Treasury Instrument,
       market value: $1,183,201)                $1,159        1,159
-------------------------------------------------------------------
   Total Repurchase Agreement
      (Cost $1,159)                                           1,159
-------------------------------------------------------------------
   Total Investments - 99.0%
      (Cost $122,008)                                       123,553
-------------------------------------------------------------------
Other Assets and Liabilities, Net - 1.0%                      1,301
-------------------------------------------------------------------
Net Assets:
   Portfolio Shares-Institutional Class (unlimited
     Authorization - no par value) based on
     10,274,562 outstanding shares
     of beneficial interest                                  99,458
   Portfolio Shares-Investment Shares Class
     (unlimited authorization - no par value)
     based on 2,399,316 outstanding shares
     of beneficial interest                                  27,966
   Distribution in excess of net investment income               (3)
   Accumulated net realized loss on investments              (4,112)
   Net unrealized appreciation
     on investments                                           1,545
===================================================================
    Total Net Assets - 100.0%                              $124,854
===================================================================
Net Asset Value, Offering and Redemption
   Price Per Share - Institutional Class                      $9.85
Net Asset Value and Redemption
   Price Per Share - Investment Shares Class                  $9.85
Offering Price Per Share - Investment Shares Class(1)        $10.26
-------------------------------------------------------------------

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.
Cl-Class
FHLMC-Federal Home Loan Mortgage Corporation
FNMA-Federal National Mortgage Corporation
Ser-Series

The accompanying notes are an integral part of the financial statements.

Statement of Net Assets
The Expedition Equity Fund

-------------------------------------------------------------------
                                                Face Amt.     Value
Description                                       (000)       (000)
-------------------------------------------------------------------
Common Stocks - 98.9%
   Aircraft - 6.1%
   Boeing                                       93,100      $ 4,457
   Lockheed Martin                              59,560        5,662
   United Technologies                          62,260        4,358
-------------------------------------------------------------------
   Total Aircraft                                            14,477
-------------------------------------------------------------------
   Automotive - 3.8%
   Chrysler                                    130,800        4,611
   Dana                                         93,920        4,397
-------------------------------------------------------------------
   Total Automotive                                           9,008
-------------------------------------------------------------------
   Banks - 4.0%
   J.P. Morgan                                  41,195        4,521
   Mellon Bank                                  94,585        4,877
-------------------------------------------------------------------
   Total Banks                                                9,398
-------------------------------------------------------------------
   Beauty Products - 2.9%
   Procter & Gamble                            100,340        6,823
-------------------------------------------------------------------
   Total Beauty Products                                      6,823
-------------------------------------------------------------------
   Broadcasting, Newspapers &
    Advertising - 2.0%
   Omnicom Group                              69,270          4,892
-------------------------------------------------------------------
   Total Broadcasting, Newspapers &
    Advertising                                               4,892
-------------------------------------------------------------------
   Chemicals - 1.5%
   E.I. du Pont de Nemours                    64,050          3,643
-------------------------------------------------------------------
   Total Chemicals                                            3,643
-------------------------------------------------------------------
   Computer Communications Equipment - 2.2%
   Cisco Systems*                             63,795          5,233
-------------------------------------------------------------------
   Total Computer Communications Equipment                    5,233
-------------------------------------------------------------------
   Computers & Services - 6.0%
   Compaq Computer                            59,090          3,767
   Hewlett Packard                            75,490          4,657
   IBM                                        59,000          5,786
-------------------------------------------------------------------
   Total Computers & Services                                14,210
-------------------------------------------------------------------
   Drugs - 5.4%
   Merck                                      71,240          6,358
   Pfizer                                     91,000          6,438
-------------------------------------------------------------------
   Total Drugs                                               12,796
-------------------------------------------------------------------
   Electric Utility - 2.0%
   Enova                                     196,045          4,766
-------------------------------------------------------------------
   Total Electric Utility                                     4,766
-------------------------------------------------------------------


-------------------------------------------------------------------
                                                Face Amt.     Value
Description                                       (000)       (000)
-------------------------------------------------------------------
   Entertainment - 4.3%
   Carnival, Cl A                            107,485        $ 5,213
   Walt Disney                                59,795          4,918
-------------------------------------------------------------------
   Total Entertainment                                       10,131
-------------------------------------------------------------------
   Environmental Services - 1.4%
   USA Waste Services*                        92,320          3,416
-------------------------------------------------------------------
   Total Environmental Services                               3,416
-------------------------------------------------------------------
   Financial Services - 4.3%
   Beneficial                                 68,345          5,241
   Franklin Resources                         54,070          4,860
-------------------------------------------------------------------
   Total Financial Services                                  10,101
-------------------------------------------------------------------
   Food & Tobacco - 7.3%
   H.J. Heinz                                133,630          6,205
   PepsiCo                                   157,925          5,814
   Philip Morris                             134,360          5,324
-------------------------------------------------------------------
   Total Food & Tobacco                                      17,343
-------------------------------------------------------------------
   Gas/Natural Gas - 2.8%
   Williams Companies                        130,740          6,660
-------------------------------------------------------------------
   Total Gas/Natural Gas                                      6,660
-------------------------------------------------------------------
   Insurance - 7.6%
   Conseco                                   129,625          5,655
   Marsh & McLennan                           70,590          5,012
   Travelers                                 104,385          7,307
-------------------------------------------------------------------
   Total Insurance                                           17,974
-------------------------------------------------------------------
   Machinery - 5.5%
   Crane                                     118,697          4,933
   General Electric                           72,700          4,694
   Hubbell, Cl B                              79,600          3,507
-------------------------------------------------------------------
   Total Machinery                                           13,134
-------------------------------------------------------------------
   Medical Products & Services - 2.6%
   Baxter International                      136,330          6,305
-------------------------------------------------------------------
   Total Medical Products & Services                          6,305
-------------------------------------------------------------------
   Metal/Fabricate Hardware - 1.7%
   Reynolds Metals                            67,975          4,142
-------------------------------------------------------------------
   Total Metal/Fabricate Hardware                             4,142
-------------------------------------------------------------------
   Paper & Paper Products - 1.9%
   Temple Inland                              77,000          4,418
-------------------------------------------------------------------
   Total Paper & Paper Products                               4,418
-------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

Statement of Net Assets
The Expedition Equity Fund

-------------------------------------------------------------------
                                                Face Amt.     Value
Description                                       (000)       (000)
-------------------------------------------------------------------
   Petroleum & Fuel Products - 6.7%
   Baker Hughes                              133,000        $ 6,110
   Dresser Industries                        111,950          4,716
   Schlumberger                               58,617          5,129
-------------------------------------------------------------------
   Total Petroleum & Fuel Products                           15,955
-------------------------------------------------------------------
   Petroleum Refining - 1.9%
   Exxon                                      75,260          4,624
-------------------------------------------------------------------
   Total Petroleum Refining                                   4,624
-------------------------------------------------------------------
   Retail - 4.5%
   Dayton Hudson                              84,000          5,276
   Safeway*                                   92,295          5,365
-------------------------------------------------------------------
   Total Retail                                              10,641
-------------------------------------------------------------------
   Telephones & Telecommunication - 5.7%
   Lucent Technologies                        42,630          3,514
   SBC Communications                         80,120          5,098
   Sprint                                     94,190          4,898
-------------------------------------------------------------------
   Total Telephones & Telecommunication                      13,510
-------------------------------------------------------------------
   Transportation Services - 2.0%
   CSX                                        86,880          4,751
-------------------------------------------------------------------
   Total Transportation Services                              4,751
-------------------------------------------------------------------
   Semiconductors/Instruments - 2.8%
   Avnet                                      40,360          2,540
   Motorola                                   67,300          4,156
-------------------------------------------------------------------
   Total Semiconductors/Instruments                           6,696
-------------------------------------------------------------------
   Total Common Stocks
      (Cost $223,176)                                       235,047
-------------------------------------------------------------------
Repurchase Agreement - 1.3%
     Merrill Lynch
       5.600%, dated 10/31/97,
       matures 11/03/97, repurchase
       price $3,147,468 (collateralized
       by U.S. Treasury Instrument,
       market value: $3,211,035)           $   3,146          3,146
-------------------------------------------------------------------
   Total Repurchase Agreement
      (Cost $3,146)                                           3,146
-------------------------------------------------------------------
   Total Investments - 100.2%
      (Cost $226,322)                                       238,193
-------------------------------------------------------------------
Other Assets and Liabilities, Net - (0.2%)                     (626)
-------------------------------------------------------------------


-------------------------------------------------------------------
                                                Face Amt.     Value
Description                                       (000)       (000)
-------------------------------------------------------------------
Net Assets:
   Portfolio Shares-Institutional Class (unlimited
     authorization - no par value) based
     on 25,302,911 outstanding shares
     of beneficial interest                                $212,881
   Undistributed net investment income                          124
   Accumulated net realized gain on investments              12,691
   Net unrealized appreciation on investments                11,871
===================================================================
    Total Net Assets - 100.0%                              $237,567
===================================================================

Net Asset Value, Offering and Redemption
   Price Per Share - Institutional Class                      $9.39
-------------------------------------------------------------------

Cl-Class
*Non-income producing security


The accompanying notes are an integral part of the financial statements.

Statement of Operations (000)
for the Period Ended October 31, 1997


                                                Expedition          Expedition
                                                   Bond               Equity
                                                   Fund                Fund*
                                               -----------          -----------
Investment Income:
   Dividends                                     $    -             $ 1,370
   Interest                                       4,640                 114
                                                 ------             -------
     Total investment income                      4,640               1,484

Expenses:
   Investment Advisory fees                         547                 692
   Waiver of Investment Advisory fees               (68)                  -
   Administrator fees                               159                 187
   Waiver of Administrator fees                       -                   -
   Transfer agent fees                               74                  11
   Custodian fees                                    20                  17
   Directors' fees                                    2                   5
   Registration fees                                 11                   9
   Professional fees                                 25                  26
   Printing                                          40                  49
   Shareholder Servicing fees-Investment
    Service Shares                                    -                   -
   Distribution fees-Investment Shares               89                   -
   Waiver of Distribution fees-Investment
    Shares                                          (89)                  -
   Amortization or organizational costs               -                   1
   Other                                              5                   2
                                                 ------             -------
   Total net expenses                               815                 999
                                                 ------             -------
   Investment income-net                          3,825                 485
                                                 ------             -------
   Net realized gain (loss) on investments         (739)             31,123
   Net change in unrealized appreciation
     (depreciation) of investments                2,551             (24,519)
                                                 ------             -------
   NET GAIN ON INVESTMENTS                        1,812               6,604
                                                 ------             -------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                             $5,637             $ 7,089
                                                 ======             =======

*Commenced operations on June 16, 1997.

   The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000)

---------------------------------------------------------------------------------------------------------
                                             Expedition               Expedition
                                                Bond                    Equity
                                                Fund                     Fund
                                       ----------------------     ------------------
                                       Year Ended  Year Ended        Period Ended*
                                        10/31/97    10/31/96           10/31/97
                                       ----------- -----------        ----------
Operations:
Investment income-net                    $   3,825   $  3,235           $    485
   Net realized gain (loss) on
    investments                               (739)        (2)            31,123
   Net change in unrealized
     appreciation
     (depreciation) of investments           2,551     (1,021)           (24,519)
                                       ----------- -----------        ----------
Net increase in net assets resulting
   from operations                           5,637      2,212              7,089
                                       ----------- -----------        ----------
Distributions to Shareholders From:
Investment income-net:
   Institutional class                      (1,889)         -               (361)
   Investment class                         (1,939)    (3,235)                 -
Net realized gain on investments:
   Institutional class                           -          -            (18,432)
   Investment class                              -          -                  -
                                       ----------- -----------        ----------
Total distributions                         (3,828)    (3,235)           (18,793)
                                       ----------- -----------        ----------
Capital Share Transactions (1):
Institutional class:
   Proceeds from sales                      21,432          -             21,421
   Proceeds in connection with
     acquisition of
     Common Trust Fund Assets               95,844          -            245,636
   Reinvestment of distributions                 -          -             18,432
   Payments for redemptions                (17,787)         -            (36,218)
                                       ----------- -----------        ----------
Increase in net assets from
   Institutional
   class transactions                       99,489          -            249,271
                                       ----------- -----------        ----------
Investment Service and Investment
   Shares Class (respectively):
   Proceeds from sales                         675      1,380                  -
   Reinvestment of distributions               874      1,654                  -
   Payments for redemptions                (22,545)   (20,979)                 -
                                       ----------- -----------        ----------
Decrease in net assets from
   Investment Service and Investment
   Shares
   Class (respectively) transactions       (20,996)   (17,945)                 -
                                       ----------- -----------        ----------
Increase (decrease) in net assets from
   capital share transactions               78,493    (17,945)           249,271
                                       ----------- -----------        ----------
Total increase (decrease) in net
  assets                                    80,302    (18,968)           237,567
                                       ----------- -----------        ----------
NET ASSETS AT BEGINNING OF PERIOD           44,552     63,520                  -
                                       ----------- -----------        ----------
NET ASSETS AT END OF PERIOD             $  124,854  $  44,552         $  237,567
                                       =========== ===========        ==========
(1)Capital share transactions:
   Institutional class:
   Shares issued                             2,200          -              2,253
   Shares issued in connection with
     acquisition of
     Common Trust Fund Assets                9,891          -             24,854
   Shares issued in lieu of cash
   distributions                                 -          -              2,032
   Shares redeemed                          (1,816)         -             (3,836)
                                       ----------- -----------        ----------
Total Institutional class
 transactions                               10,275          -             25,303
                                       ----------- -----------        ----------
   Investment Service and Investment
   Shares Class (respectively):
   Shares issued                                63        140                  -
   Shares issued in lieu of cash
    distributions                               90        169                  -
   Shares redeemed                          (2,312)    (2,152)                 -
                                       ----------- -----------        ----------
Total Investment Service and Investment
   Shares Class (respectively)
    transactions                            (2,159)    (1,843)                 -
                                       ----------- -----------        ----------
NET INCREASE (DECREASE) FROM
   SHARE TRANSACTIONS                        8,116     (1,843)            25,303
                                       =========== ===========        ==========

*Commenced operations on June 16, 1997.

   The accompanying notes are an integral part of the financial statements.

Financial Highlights
For a Share Outstanding Throughout each Period.


                            Net Asset                 Realized and     Distributions  Distributions
                              Value,       Net         Unrealized        from Net        from       Net Asset           Net Assets
                            Beginning   Investment   Gains or (Losses)  Investment      Capital     Value, End Total     End of
                            of Period     Income      on Investments      Income         Gains      of Period  Return  Period (000)
                            ---------    ---------    ---------------   -----------     ----------  ---------- ------  -----------
----------------------------------------------------------------------------------------------------------------------------------
Bond Fund
----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
1997(1)                         $ 9.69        0.19         0.16           (0.19)              -    $ 9.85      3.49%     $101,224
Investment Shares
1997                            $ 9.77        0.53         0.08           (0.53)              -    $ 9.85      6.41%(4)  $ 23,630
1996                              9.92        0.58        (0.15)          (0.58)              -      9.77      4.44%       44,552
1995                              9.54        0.63         0.38           (0.63)              -      9.92     10.94%       63,521
1994                             10.40        0.54        (0.86)          (0.54)              -      9.54     (3.12%)      58,827
1993                             10.25        0.63         0.21           (0.63)          (0.06)    10.40      8.42%       97,246
1992                             10.00        0.36         0.25           (0.36)              -     10.25      6.24%       65,984
Equity Fund
Institutional Shares
1997(1)                         $10.00        0.02         0.25           (0.02)          (0.86)   $ 9.39      2.96%     $237,567

                                                         Ratio       Ratio of Net
                                         Ratio of Net  of Expenses  Investment Income
                               Ratio of   Investmnet    to Average    to Average
                               Expenses    Income       Net Assets     Net Assets      Portfolio     Average
                              to Average  to Average   (Excluding      (Excluding       Turnover    Commission
                              Net Assets Net Assets     Waivers)        Waivers)          Rate        Rate
                              ---------- ----------     ---------     -----------       --------    ----------
--------------------------------------------------------------------------------------------------------------
Bond Fund
--------------------------------------------------------------------------------------------------------------
Institutional Shares
1997(1)                        1.10%*    5.05%*        1.11%*         5.04%*             69.09%        -
Investment Shares
1997                           1.13%     5.46%         1.56%          5.03%              69.09%        -
1996                           1.08%     5.90%         1.58%          5.40%              77.00%        -
1995                           1.04%     6.51%         1.51%          6.04%              79.00%        -
1994                           1.20%     5.44%         1.50%          5.14%              91.00%        -
1993                           1.11%     6.11%         1.40%          5.82%              69.00%        -
1992                           0.79%*    6.79%*        1.39%*         6.19%*             88.00%        -
Equity Fund
Institutional Shares
1997(1)                        1.09%*    0.53%*        1.09%*         0.53%*             64.68%     $0.0519

* Annualized
(1) Commenced operations on June 9, 1997.
(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

   The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
------------------------------------------------------------------------------
(1) Organization

The Expedition Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company with three portfolios: the Expedition Equity Fund ("the Equity Fund"), the Expedition Bond Fund ("the Bond Fund") and the Expedition Money Market
Fund ("the Money Market Fund") (collectively, "the Funds"). The Money Market Fund is not being reported on at this time. Each Fund is registered to offer two classes of shares. The Bond and Equity Funds offer Institutional and Investment shares and the Money Market Fund offers Institutional and Investment Services shares. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objectives, policies and strategies of the Funds are described in their prospectuses.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles. Certain amounts from the 1996 financial statements have been combined for presentation purposes.

Security Valuation--Investments in equity security investments held in the Expedition Equity and Bond Funds are valued as follows: Equity Securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the mean of the most recently quoted bid and asked price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise

--------------------------------------------------------------------------------
from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Security Transactions and Investment Income--Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase, discounts and premiums during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

Dividends and Distributions to Shareholders--Distributions from net investment income for the Bond Fund are declared daily and paid monthly. The Equity Fund declares and pays dividends from net investment income monthly. Any net realized capital gains will be distributed at least annually for all Funds. Dividends and distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of wash sales losses and post October losses.

Federal Taxes--It is each Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At October 31, 1997, the Bond Fund for federal tax purposes, had a capital loss carryforward of $3,787,019, respectively, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of any distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

                       Expiration
                         Amount
                       ----------
    Expiration            Bond
       Year               Fund
    ----------         ----------
       2001            $  391,292
       2002            $2,421,386
       2003            $  558,610
       2004            $    1,621
       2005            $  414,110

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Classes--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unre-

-------------------------------------------------------------------------------

alized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

(3) Shares of Beneficial Interest

Investment Advisory Fee--Compass Bank, the Trusts' investment adviser (the "Adviser"), receives for its services annual Advisory fees equal to 0.75% of each of the Bond and Equity Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate these voluntary waiver at any time at its sole discretion.

Administrative Fee--The Trust and SEI Fund Resources (the "Administrator"), a Delaware business trust, are parties to an administration agreement (the "Agreement") dated June 9, 1997, under which the Administrator provides the Trust with certain legal, accounting and shareholder services for any annual fee of .20% of the Funds. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund.

Prior to June 9, 1997, administrative and accounting services were provided to the Trust by Federated Administrative Services.

Distribution Plan--The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated June 9, 1997. The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, The Expedition Bond Fund and The Expedition Equity Fund will compensate the Distributor, from the net assets of The Expedition Bond Fund and The Expedition Equity Fund to finance activities intended to result in the sale of the Fund's shares. The plan provides that The Expedition Bond Fund and The Expedition Equity Fund may incur distribution expenses up to 0.25% of the average daily net assets of each fund's Investment Shares, annually, to compensate the Distributor. The Distributor may voluntarily choose to waive a portion of its fee. The Distributor can modify or terminate this voluntary waiver at any time at its sole discretion and has done so for the current fiscal year for the Bond Fund. Prior to June 9, 1997, Federated Securities Corp., served as distributor to the Bond Fund and was compensated at a rate of up to 0.25% of the Bond Fund's investment shares.

Custodian Fees--Compass Bank is the Fund's custodian. The fee is based on a rate of 0.02% of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

General--Certain of the officers and trustees of the Trust are also officers of the Administrator and/or Distributor. Such officers and trustees are paid no fees by the Trust for serving in their respective roles.

(4)  Investment Transactions

Purchases and sales of investments, excluding short-

--------------------------------------------------------------------------------

term securities, for the year ended October 31, 1997, were as follows (000):

                              Bond          Equity
                              Fund           Fund
                              ----           -----
Purchases                    $50,852        $256,095
Sales                        $62,997        $152,589

At October 31, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at October 31, 1997, are as follows (000):


                                Bond        Equity
                                Fund         Fund
                                ----         -----
Aggregate gross unrealized
   appreciation                 $1,864      $18,916
Aggregate gross unrealized
   depreciation                  (319)       (7,045)
                                 _____       ______
Net unrealized appreciation     $1,545      $11,871
                                 =====       ======

(5) Organization Costs and Transactions with Affiliates

Organization costs have been capitalized by the Funds and are being amortized over sixty months commencing with the reorganization. In the event any of the initial shares of a Fund are redeemed by any holder thereof during the period that such Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

(6) Common Trust Fund Conversions

On June 13 and June 20, 1997, certain Common Trust Funds of Compass Bank were converted into the Expedition Funds. The Funds involved in the conversion are as follows:

Common Trust Fund                  Expedition Fund
-----------------                  ---------------
River Oaks Equity Model                  Equity
Compass EB Growth                        Equity
Compass EBValue Stock                    Equity
Compass EB Contrarian
  Stock                                  Equity
Compass Value Stock                      Equity
Compass Growth Stock                     Equity
Compass Contrarian Stock                 Equity
Compass EB Short Term
  High Quality                            Bond
Compass EB Intermediate                   Bond
Compass Short Term
  High Quality                            Bond
River Oaks Cap Trust                      Bond
River Oaks Cap
  Preserve Bond                           Bond

Notes to Financial Statements (concluded)

--------------------------------------------------------------------------------

The assets, which consisted of securities, and related receivable were converted on a tax-free basis. The net assets of each fund (including net unrealized gain/loss) immediately before the conversion were as follows:


      Common                       Unrealized     Net
    Trust Fund            Assets   Gain/(Loss)  Assets
   -----------           --------  ----------  --------
River Oaks Equity Model  $23,029    $7,456     $30,485
Compass EB Growth         35,434     2,118      37,552
Compass EBValue Stock     48,976     2,663      51,639
Compass EB Contrarian
  Stock                   42,068     2,123      44,191
Compass Value Stock       21,677     9,907      31,584
Compass Growth Stock      13,687     5,086      18,773
Compass Contrarian Stock  24,375     7,037      31,412
Compass EB Short Term
  High Quality            39,083       215      39,298
Compass EB Intermediate    6,603        51       6,654
Compass Short Term
  High Quality            42,538      (285)     42,253
River Oaks Cap Trust       6,609        41       6,650
River Oaks Cap
  Preserve Bond              980         9         989

     The value and number of shares issued in exchange for each Common Trust Fund's assets and shares outstanding in the tax-free conversions are included in the capital share transactions of the Institutional Class in the Statement of Changes in Net Assets for each respective fund.

                          PART C:  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

         (a)  Financial Statements:

         Part A -- Financial Highlights

         Part B -- The following unaudited financial statements as of October 31, 1997 are included in the Statement of Additional Information.

                  Portfolio of Investments
                  Statement of Assets & Liabilities
                  Statement of Operations
                  Statement of Changes in Net Assets
                  Financial Highlights
                  Notes to Financial Statements

         (b)  Additional Exhibits:

(1) Declaration of Trust is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the Securities and Exchange Commission ("SEC") on December 29, 1995.
(1)(a) Amendment No. 1 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(i) to Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on November 16, 1989.
(1)(b) Amendment No. 2 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(ii) to Registrant's Post-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on May 21, 1990.
(1)(c) Amendment Nos. 3, 4, and 5 to Declaration of Trust are incorporated herein by reference as Exhibit (1)(iii) to Registrant's Post-Effective Amendment No. 3 on Form N-1A (File No. 33-30950) filed with the SEC on September 11, 1991.
(1)(d) Amendment No. 6 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(iv) to Registrant's Post-Effective Amendment No. 5 on Form N-1A (File No. 33-30950) filed with the SEC on February 14, 1992.
(1)(e) Amendment No. 7 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(v) to Registrant's Post-Effective Amendment No. 8 on Form N-1A (File No. 33-30950) filed with the SEC on September 28, 1992.
(1)(f) Amendment Nos. 8 and 9 to Declaration of Trust are incorporated herein by reference as Exhibit (1)(vi) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(1)(g) Amendment No. 10 to Declaration of Trust is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
(2) By-Laws are incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(3)     Not Applicable
(4) Specimen Certificate for Shares of Beneficial Interest of The Starburst Government Income Fund is incorporated herein by reference as Exhibit
        (4)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(4)(a) Specimen Certificate for Shares of Beneficial Interest of The Starburst Government Money Market Fund-Investment Shares is incorporated herein by reference as Exhibit (4)(ii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(4)(b) Specimen Certificate for Shares of Beneficial Interest of The Starburst Government Money Market Fund-Trust Shares is incorporated herein by reference as Exhibit (4)(iii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(4)(c) Specimen Certificate for Shares of Beneficial Interest of The Starburst Money Market Fund-Investment Shares is incorporated herein by reference as Exhibit (4)(iv) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(4)(d) Specimen Certificate for Shares of Beneficial Interest of The Starburst Money Market Fund-Trust Shares is incorporated herein by reference as Exhibit (4)(v) to Registrant's Post-Effective Amendment No. 22 on
        Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(5) Investment Advisory Contract of the Registrant through and including Exhibit D is incorporated herein by reference as Exhibit (5)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(5)(a) Investment Management Contract of the Registrant through and including Exhibit A is incorporated herein by reference as Exhibit (5)(ii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(5)(b) Form of Exhibit E to the Investment Advisory Contract of the Registrant relating to The Expedition Equity Fund is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
(6) Distributor's Contract of the Registrant through and including Exhibit F is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(6a) Form of Distribution Agreement with SEI Investments Distribution Co. Is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
(7)     Not applicable
(8) Custodian Agreement of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(9) Agreement for Fund Accounting, Shareholder Record keeping, and Custody Services Procurement is incorporated herein by reference as Exhibit
        (9)(i) to Registrant's Post-Effective Amendment No. 20 on Form N-1A (File No. 33-30950) filed with the SEC on December 28, 1994.
(9)(a) Sales Agreement with Federated Securities Corp. is incorporated herein by reference as Exhibit (9)(ii) to Registrant's Post-Effective Amendment No. 17 on Form N-1A (File No. 33-30950) filed with the SEC on August 3, 1994.
(9)(b) Electronic Communications and Record keeping Agreement is incorporated herein by reference as Exhibit (9)(iii) to Registrant's Post-Effective Amendment No. 17 on Form N-1A (File No. 33-30950) filed with the SEC on August 3, 1994.
(9)(c) Form of Administration Agreement with SEI Fund Resources is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
(9)(d) Form of Shareholder Service Plan and Agent as it relates to the Investment Service Shares is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
(10) Opinion and Consent of Counsel is incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A (File No. 33-30950) filed with the SEC on December 28, 1994.
(11)    Consent of the Independent Auditors is filed herewith.
(12)    Not applicable.
(13) Initial Capital Understanding is incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on November 16, 1989.
(14)    Not applicable.
(15) Distribution Plan through and including Exhibit G is incorporated herein by reference as Exhibit (15)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(15)(a) Form of 12b-1 Agreement is incorporated herein by reference as Exhibit
        (15)(ii) to Registrant's Post-Effective Amendment No. 24 on Form N-1A (File No. 33-30950) filed with the SEC on December 27, 1996.
(15)(b) Form of Amended and Restated Distribution Plan is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
(16) Schedule of Computation of Fund Performance for The Starburst Government Income Fund is incorporated herein by reference as Exhibit (16)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(16)(a) Schedule of Computation of Fund Performance for The Starburst Government Money Market Fund is incorporated herein by reference as Exhibit
        (16)(ii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(16)(b) Schedule of Computation of Fund Performance for The Starburst Money Market Fund is incorporated herein by reference as Exhibit (16)(iii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(17)    Financial Data Schedules are filed herewith.
(18) Multiple Class Plan of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A (File No. 33-30950) filed with the SEC on December 27, 1996.
(18)(a) Rule 18f-3 Multiple Class Plan of April, 1997 is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
(24)    Powers of Attorney for Dr. Robert A. Patterson, Eugene B. Peters, Frank
        E. Morris, Robert A. Nesher, William M. Doran, James M. Storey, John T. Cooney, David G. Lee and Robert J. DellaCroce are incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.


Item 25.  Persons Controlled by or Under Common Control with Registrant

         See the Prospectus and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

                                 Exhibit Index

Exhibits:
--------
EX-99.B1                  Declaration of Trust is incorporated herein by
                          reference to Registrant's Post-Effective Amendment No.
                          22 on Form N-1A (File No. 33-30950) filed with the
                          Securities and Exchange Commission ("SEC") on December
                          29, 1995.
EX-99.B(1)(a)             Amendment No. 1 to Declaration of Trust is
                          incorporated herein by reference as Exhibit (1)(i) to
                          Registrant's Pre-Effective Amendment No. 1 on Form
                          N-1A (File No. 33-30950) filed with the SEC on
                          November 16, 1989.
EX-99.B(1)(b)             Amendment No. 2 to Declaration of Trust is
                          incorporated herein by reference as Exhibit (1)(ii) to
                          Registrant's Post-Effective Amendment No. 1 on Form
                          N-1A (File No. 33-30950) filed with the SEC on May 21,
                          1990.
EX-99.B(1)(c)             Amendment Nos. 3, 4, and 5 to Declaration of Trust are
                          incorporated herein by reference as Exhibit (1)(iii)
                          to Registrant's Post-Effective Amendment No. 3 on Form
                          N-1A (File No. 33-30950) filed with the SEC on
                          September 11, 1991.
EX-99.B(1)(d)             Amendment No. 6 to Declaration of Trust is
                          incorporated herein by reference as Exhibit (1)(iv) to
                          Registrant's Post-Effective Amendment No. 5 on Form
                          N-1A (File No. 33-30950) filed with the SEC on
                          February 14, 1992.
EX-99.B(1)(e)             Amendment No. 7 to Declaration of Trust is
                          incorporated herein by reference as Exhibit (1)(v) to
                          Registrant's Post-Effective Amendment No. 8 on Form
                          N-1A (File No. 33-30950) filed with the SEC on
                          September 28, 1992.
EX-99.B(1)(f)             Amendment Nos. 8 and 9 to Declaration of Trust are
                          incorporated herein by reference as Exhibit (1)(vi) to
                          Registrant's Post-Effective Amendment No. 22 on Form
                          N-1A (File No. 33-30950) filed with the SEC on
                          December 29, 1995.
EX-99.B(1)(g)             Amendment No. 10 to Declaration of Trust is
                          incorporated herein by reference to Registrant's Post-
                          Effective Amendment No. 26 on form N-1A filed with the
                          SEC on June 4, 1997.
EX-99.B(2)                By-Laws are incorporated herein by reference to
                          Registrant's Post-Effective Amendment No. 22 on Form
                          N-1A (File No. 33-30950) filed with the SEC on
                          December 29, 1995.
EX-99.B(3)                Not Applicable
EX-99.B(4)                Specimen Certificate for Shares of Beneficial Interest
                          of The Starburst Government Income Fund is
                          incorporated herein by reference as Exhibit (4)(i) to
                          Registrant's Post-Effective Amendment No. 22 on Form
                          N-1A (File No. 33-30950) filed with the SEC on
                          December 29, 1995.


EX-99.B(4)(a)             Specimen Certificate for Shares of Beneficial Interest of The
                          Starburst Government Money Market Fund-Investment Shares is
                          incorporated herein by reference as Exhibit (4)(ii) to Registrant's
                          Post-Effective Amendment No. 22 on Form N-1A (File No. 33-
                          30950) filed with the SEC on December 29, 1995.
EX-99.B(4)(b)             Specimen Certificate for Shares of Beneficial Interest of The
                          Starburst Government Money Market Fund-Trust Shares is
                          incorporated herein by reference as Exhibit (4)(iii) to Registrant's
                          Post-Effective Amendment No. 22 on Form N-1A (File No. 33-
                          30950) filed with the SEC on December 29, 1995.
EX-99.B(4)(c)             Specimen Certificate for Shares of Beneficial Interest of The
                          Starburst Money Market Fund-Investment Shares is incorporated herein by reference as Exhibit (4)(iv) to Registrant's Post-Effective
                          Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
EX-99.B(4)(d)             Specimen Certificate for Shares of Beneficial Interest of The
                          Starburst Money Market Fund-Trust Shares is incorporated herein by reference as Exhibit (4)(v) to Registrant's Post-Effective
                          Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
EX-99.B(5)                Investment Advisory Contract of the Registrant through and including Exhibit D is incorporated herein by reference as Exhibit
                          (5)(i) to Registrant's Post-Effective Amendment No. 22 on Form
                          N-1A (File No. 33-30950) filed with the SEC on December 29,
                          1995.
EX-99.B(5)(a)             Investment Management Contract of the Registrant through and including Exhibit A is incorporated herein by reference as Exhibit
                          (5)(ii) to Registrant's Post-Effective Amendment No. 22 on Form
                          N-1A (File No. 33-30950) filed with the SEC on December 29,
                          1995.
EX-99.B(5)(b)             Form of Exhibit E to the Investment Advisory Contract relating to
                          The Expedition Equity Fund is incorporated herein by reference to
                          Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
EX-99.B(6)                Distributor's Contract of the Registrant through and including
                          Exhibit F is incorporated herein by reference to Registrant's Post-
                          Effective Amendment No. 22 on Form N-1A (File No. 33-30950)
                          filed with the SEC on December 29, 1995.
EX-99.B(6)(a)             Form of Distribution Agreement with SEI Investments Distribution
                          Co. incorporated herein by reference to Registrant's Post-Effective
                          Amendment No. 26 on form N-1A filed with the SEC on June 4,
                          1997.
EX-99.B(7)                Not applicable



EX-99.B(8)                Custodian Agreement of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on
                          Form N-1A (File No. 33-30950) filed with the SEC on December
                          29, 1995.
EX-99.B(9)                Agreement for Fund Accounting, Shareholder Record keeping, and
                          Custody Services Procurement is incorporated herein by reference as Exhibit (9)(i) to Registrant's Post-Effective Amendment No. 20
                          on Form N-1A (File No. 33-30950) filed with the SEC on
                          December 28, 1994.
EX-99.B(9)(a)             Sales Agreement with Federated Securities Corp. is incorporated herein by reference as Exhibit (9)(ii) to Registrant's Post-Effective
                          Amendment No. 17 on Form N-1A (File No. 33-30950) filed with the SEC on August 3, 1994.
EX-99.B(9)(b)             Electronic Communications and Record keeping Agreement is
                          incorporated herein by reference as Exhibit (9)(iii) to Registrant's
                          Post-Effective Amendment No. 17 on Form N-1A (File No. 33-
                          30950) filed with the SEC on August 3, 1994.
EX-99.B(9)(c)             Form of Administration Agreement with SEI Fund Resources
                          incorporated herein by reference to Registrant's Post-Effective
                          Amendment No. 26 on form N-1A filed with the SEC on June 4,
                          1997.
EX-99.B(9)(d)             Form of Shareholder Service Plan and Agreement as it related to the Investment Service Shares incorporated herein by reference to
                          Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
EX-99.B(10)               Opinion and Consent of Counsel is incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A
                          (File No. 33-30950) filed with the SEC on December 28, 1994.
EX-99.B(11)               Consent of the Independent Auditors is filed herewith.
EX-99.B(12)               Not applicable
EX-99.B(13)               Initial Capital Understanding is incorporated herein by reference to
                          Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File
                          No. 33-30950) filed with the SEC on November 16, 1989.
EX-99.B(14)               Not applicable
EX-99.B(15)               Distribution Plan through and including Exhibit G is incorporated herein by reference as Exhibit (15)(i) to Registrant's Post-Effective
                          Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
EX-99.B(15)(a)            Form of 12b-1 Agreement is incorporated herein by reference as
                          Exhibit (15)(ii) to Registrant's Post-Effective Amendment No. 24
                          on Form N-1A (File No. 33-30950) filed with the SEC on
                          December 27, 1996.
EX-99.B(16)               Schedule of Computation of Fund Performance for The Starburst
                          Government Income Fund is incorporated herein by reference as
                          Exhibit (16)(i) to Registrant's Post-Effective Amendment No. 22 on


                          Form N-1A (File No. 33-30950) filed with the SEC on December
                          29, 1995.
EX-99.B(16)(a)            Schedule of Computation of Fund Performance for The Starburst
                          Government Money Market Fund is incorporated herein by
                          reference as Exhibit (16)(ii) to Registrant's Post-Effective
                          Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
EX-99.B(16)(b)            Schedule of Computation of Fund Performance for The Starburst
                          Money Market Fund is incorporated herein by reference as Exhibit
                          (16)(iii) to Registrant's Post-Effective Amendment No. 22 on Form
                          N-1A (File No. 33-30950) filed with the SEC on December 29,
                          1995.
EX-99.B(18)               Multiple Class Plan of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 on
                          Form N-1A (File No. 33-30950) filed with the SEC on December
                          27, 1996.
EX-99.B(18)(a)            Rule 18f-3 Multiple Class Plan of April, 1997 incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
EX-99.B(24)               Powers of Attorney for Dr. Robert A. Patterson, Eugene B. Peters,
                          Frank E. Morris, Robert A. Nesher, William M. Doran, James M.
                          Storey, John T. Cooney, David G. Lee and Robert J. DellaCroce
                          incorporated herein by reference to Registrant's Post-Effective
                          Amendment No. 26 on form N-1A filed with the SEC on June 4,
                          1997.
EX-27.1                   Financial Data Schedules are filed herewith.
